REVENUES BY PRODUCT AND GEOGRAPHY (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Sales of cleaning systems and other equipment	5,426	6,981
Provision of centralized dishware washing and general cleaning services	3,225	3,562
Leasing of dishware washing equipment	163	199
	8,814	10,742

SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE

The following tables present summary information by product type for the six-month periods ended June 30, 2024 and 2023, respectively:

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	6,981	3,761	10,742
Gross profit	2,366	468	2,834

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	5,426	3,388	8,814
Gross profit	1,630	468	2,098

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS

In the following tables, revenue is disaggregated by the geographical locations of customers.

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	555	3,761	4,316
Malaysia	4,723	-	4,723
Other countries	1,703	-	1,703
	6,981	3,761	10,742

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	2,952	3,388	6,340
Malaysia	843	-	843
Other countries	1,631	-	1,631
	5,426	3,388	8,814

In the following tables, revenue is disaggregated by the timing of revenue recognition.

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	6,981	-	6,981
Over time	-	3,761	3,761
	6,981	3,761	10,742

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	5,426	-	5,426
Over time	-	3,388	3,388
	5,426	3,388	8,814